Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property and Equipment
Note 2 - Property and Equipment

Property and equipment, net consisted of the following:

	September 30,	December 31,
	2020	2019

Office furniture, equipment and software	$206,000	$197,000
Less accumulated depreciation	(152,000)	(141,000)
Property and equipment, net	$54,000	$56,000

Depreciation expense for the three months ended September 30, 2020 and 2019, was $3,000 and $3,000, respectively. Depreciation expense for the nine months ended September 30, 2020 and 2019 was $10,000 and $9,000, respectively.

Property and equipment, net consisted of the following at December 31:

	December 31,	December 31,
	2019	2018

Office furniture, equipment and software	$197,000	$197,000
Less accumulated depreciation	(141,000)	(129,000)
Property and equipment, net	$56,000	$68,000

Depreciation expense for the years ended December 31, 2019 and 2018 was $12,000 and $9,000, respectively.